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                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                             -----------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:
Name:    Bain Capital VII Coinvestment Fund, L.P.*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199
Form 13F File Number: 028-11661

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain Capital
       Investors, LLC, which is the general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P.
Phone: 617-516-2000

Signature, Place, and Date of Signing:

/s/ Michael F. Goss        Boston, MA        5/15/06
------------------------   -------------     -------
[Signature]                [City, State]     [Date]

*The report on Form 13F for the period ended March 31, 2006 for Bain Capital
VII Coinvestment Fund, L.P. ("Fund VII Co") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VII, L.P., which is the general partner of Fund VII Co., which is the manager of Bain Capital VII Coinvestment Fund, LLC.

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)

[X]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28-11185                    Bain Capital Investors, LLC
    ---------------------       ----------------------------------------
    28-11660                    Bain Capital Partners VII, L.P.
    ---------------------       ----------------------------------------